Offerings	Aug. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	3,731,344
Proposed Maximum Offering Price per Unit	4.02
Maximum Aggregate Offering Price	$ 30,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,143
Offering Note	(1)
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	(2)
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	(3)